Fair Value: Fair Value Assets measured on a Recurring Basis (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Fair Value Assets measured on a Recurring Basis

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 18,243	$ -	$ -	$ 18,243
Debt securities:
U.S. government and agencies	-	7,955	-	7,955
Residential mortgage-backed securities	-	1,413	-	1,413
Total debt securities	-	9,368	-	9,368

Derivatives embedded in assets on deposit	-	-	651,452	651,452
Separate account assets	-	103,929	-	103,929

Total assets	$ 18,243	$ 113,297	$ 651,452	$ 782,992

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 651,452	$ 651,452

Total liabilities	$ -	$ -	$ 651,452	$ 651,452

[1]Excludes cash of $2,058 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2017.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 16,607	$ -	$ -	$ 16,607
Debt securities:
U.S. government and agencies	-	8,954	-	8,954
Residential mortgage-backed securities	-	1,713	-	1,713
Total debt securities	-	10,667	-	10,667

Derivatives embedded in assets on deposit	-	-	471,192	471,192
Separate account assets	-	69,005	-	69,005

Total assets	$ 16,607	$ 79,672	$ 471,192	$ 567,471

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 471,192	$ 471,192

Total liabilities	$ -	$ -	$ 471,192	$ 471,192

[1]Excludes cash of $1,833 that is not subject to fair value accounting.